CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
Supplemental Consolidating Balance Sheet

As at December 31, 2014 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$0.7	$10.0	$0.2	$–	$10.9
Accounts receivable	0.5	110.4	–	–	110.9
Inventories	–	155.5	–	–	155.5
Prepaids and other	3.3	1.3	–	–	4.6
Assets held for sale	–	1.5	–	–	1.5
	4.5	278.7	0.2	–	283.4
Property, plant and equipment	297.6	81.7	–	–	379.3
Advances to related companies	226.0	434.3	0.9	(661.2)	–
Investments, net of equity in related companies	167.9	–	–	(167.9)	–
Other assets	5.0	1.0	–	–	6.0
	$701.0	$795.7	$1.1	$(829.1)	$668.7
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$15.4	$121.7	$0.2	$–	$137.3
Current portion of long-term debt	2.8	0.2	–	–	3.0
	18.2	121.9	0.2	–	140.3
Long-term debt	325.0	1.1	–	–	326.1
Advances from related companies	435.2	224.9	1.1	(661.2)	–
Employee future benefits	14.9	267.5	–	–	282.4
Other long-term obligations	3.3	12.2	–	–	15.5
	796.6	627.6	1.3	(661.2)	764.3
Equity (Deficiency)
Shareholders’ equity (deficiency)
Common stock	144.9	–	–	–	144.9
Retained earnings (deficit)	(235.1)	86.9	10.3	(97.2)	(235.1)
Accumulated other comprehensive income (loss)	(5.4)	(18.5)	–	18.5	(5.4)
Predecessor equity	–	99.7	(10.5)	(89.2)	–
	(95.6)	168.1	(0.2)	(167.9)	(95.6)
	$701.0	$795.7	$1.1	$(829.1)	$668.7

Supplemental Consolidating Balance Sheet

As at December 31, 2013 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$1.3	$10.6	$0.2	$–	$12.1
Accounts receivable	0.9	115.6	–	–	116.5
Inventories	–	140.2	–	–	140.2
Prepaids and other	0.6	3.9	–	–	4.5
Assets held for sale	–	5.7	–	–	5.7
	2.8	276.0	0.2	–	279.0
Property, plant and equipment	326.9	83.7	1.6	–	412.2
Advances to related companies	226.9	359.1	(1.4)	(584.6)	–
Investments, net of equity in related companies	152.9	–	–	(152.9)	–
Other assets	–	8.9	–	–	8.9
	$709.5	$727.7	$0.4	$(737.5)	$700.1
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$15.7	$103.8	$0.2	$–	$119.7
Current portion of long-term debt	2.0	–	–	–	2.0
	17.7	103.8	0.2	–	121.7
Long-term debt	301.8	–	–	–	301.8
Advances from related companies	359.6	224.5	0.5	(584.6)	–
Employee future benefits	12.6	242.3	–	–	254.9
Other long-term obligations	4.9	3.9	–	–	8.8
	696.6	574.5	0.7	(584.6)	687.2
Equity
Shareholders’ equity
Common stock	144.9	–	–	–	144.9
Retained earnings (deficit)	(162.8)	40.3	10.2	(50.5)	(162.8)
Accumulated other comprehensive income (loss)	30.8	13.2	–	(13.2)	30.8
Predecessor equity	–	99.7	(10.5)	(89.2)	–
	12.9	153.2	(0.3)	(152.9)	12.9
	$709.5	$727.7	$0.4	$(737.5)	$700.1

Supplemental Consolidating Balance Sheet

As at December 31, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$0.8	$8.9	$6.9	$–	$16.6
Restricted cash	0.7	–	–	–	0.7
Accounts receivable	2.3	111.0	0.7	–	114.0
Inventories	–	125.0	–	–	125.0
Prepaids and other	0.7	7.5	0.7	–	8.9
Assets held for sale	–	34.3	–	–	34.3
	4.5	286.7	8.3	–	299.5
Property, plant and equipment	387.1	76.0	148.5	–	611.6
Goodwill	56.7	–	–	–	56.7
Advances to related companies	234.2	348.2	(0.8)	(581.6)	–
Investments, net of equity loss in related companies	93.7	–	–	(93.7)	–
Other assets	24.3	9.7	0.6	(23.6)	11.0
	$800.5	$720.6	$156.6	$(698.9)	$978.8
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$27.9	$76.0	$9.9	$–	$113.8
Current portion of long-term debt	6.5	0.1	–	–	6.6
Liabilities associated with assets held for sale	–	15.2	–	–	15.2
	34.4	91.3	9.9	–	135.6
Long-term debt	308.2	–	113.8	–	422.0
Advances from related companies	320.4	236.6	24.6	(581.6)	–
Employee future benefits	9.7	280.0	–	–	289.7
Other long-term obligations	5.2	3.7	–	–	8.9
Deferred credits	–	–	23.6	(23.6)	–
	677.9	611.6	171.9	(605.2)	856.2
Equity
Shareholders’ equity
Common stock	144.9	–	–	–	144.9
Additional paid-in capital	–	–	–	–	–
Retained earnings (deficit)	(35.2)	3.5	(4.8)	1.3	(35.2)
Accumulated other comprehensive income (loss)	6.6	5.8	–	(5.8)	6.6
Predecessor equity	–	99.7	(10.5)	(89.2)	–
	116.3	109.0	(15.3)	(93.7)	116.3
Non-controlling interest	6.3	–	–	–	6.3
	122.6	109.0	(15.3)	(93.7)	122.6
	$800.5	$720.6	$156.6	$(698.9)	$978.8

Supplemental Consolidating Balance Sheet

As at September 30, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$0.3	$4.8	$7.1	$–	$12.2
Restricted cash	3.6	0.1	–	–	3.7
Accounts receivable	1.9	138.8	0.1	–	140.8
Inventories	–	131.5	–	–	131.5
Prepaids and other	0.3	12.3	0.4	–	13.0
Assets held for sale	–	56.2	–	–	56.2
	6.1	343.7	7.6	–	357.4
Property, plant and equipment	390.5	76.2	147.4	–	614.1
Goodwill	56.7	–	–	–	56.7
Advances to related companies	239.7	295.9	1.0	(536.6)	–
Investments, net of equity loss in related companies	89.2	–	–	(89.2)	–
Other assets	25.1	10.8	0.6	(24.6)	11.9
	$807.3	$726.6	$156.6	$(650.4)	$1,040.1
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$15.7	$75.6	$6.2	$–	$97.5
Current portion of long-term debt	6.6	0.1	–	–	6.7
Liabilities associated with assets held for sale	–	14.9	(0.1)	–	14.8
	22.3	90.6	6.1	–	119.0
Long-term debt	345.1	–	113.8	–	458.9
Advances from related companies	271.3	242.7	22.6	(536.6)	–
Employee future benefits	10.4	290.0	–	–	300.4
Other long-term obligations	5.4	3.6	–	–	9.0
Deferred income taxes	–	–	24.6	(24.6)	–
	654.5	626.9	167.1	(561.2)	887.3
Equity
Shareholders’ equity
Common stock	144.9	–	–	–	144.9
Retained earnings (deficit)	–	–	–	–	–
Accumulated other comprehensive income (loss)	–	–	–	–	–
Predecessor equity	–	99.7	(10.5)	(89.2)	–
	144.9	99.7	(10.5)	(89.2)	144.9
Non-controlling interest (deficit)	7.9	–	–	–	7.9
	152.8	99.7	(10.5)	(89.2)	152.8
	$807.3	$726.6	$156.6	$(650.4)	$1,040.1

CONSOLIDATED BALANCE SHEETS

(In millions of Canadian dollars)

	Successor				Predecessor
	As at December 31,			As at September 30,	As at December 31,
	2014	2013	2012	2012	2011	2010
Assets
Current assets
Cash and cash equivalents	$10.9	$12.1	$16.6	$12.2	$25.1	$95.4
Restricted cash	–	–	0.7	3.7	–	–
Accounts receivable	110.9	116.5	114.0	140.8	134.9	120.6
Inventories	155.5	140.2	125.0	131.5	146.9	139.9
Prepaids and other	4.6	4.5	8.9	13.0	20.0	27.7
Assets held for sale	1.5	5.7	34.3	56.2	–	–
	283.4	279.0	299.5	357.4	326.9	383.6
Property, plant and equipment	379.3	412.2	611.6	614.1	386.3	1,285.6
Goodwill	–	–	56.7	56.7	–	–
Other assets	6.0	8.9	11.0	11.9	24.4	27.0
	$668.7	$700.1	$978.8	$1,040.1	$737.6	$1,696.2
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$137.3	$119.7	$113.8	$97.5	$174.5	$171.6
Current portion of long-term debt	3.0	2.0	6.6	6.7	466.8	27.0
Liabilities associated with assets held for sale	–	–	15.2	14.8	–	–
	140.3	121.7	135.6	119.0	641.3	198.6
Long-term debt	326.1	301.8	422.0	458.9	375.5	783.9
Employee future benefits	282.4	254.9	289.7	300.4	305.7	269.1
Other long-term obligations	15.5	8.8	8.9	9.0	19.2	20.2
Deferred income taxes/deferred credits	–	–	–	–	13.2	21.0
	764.3	687.2	856.2	887.3	1,354.9	1,292.8
Equity (Deficiency)
Shareholders’ equity (deficiency)
Common stock	144.9	144.9	144.9	144.9	1,035.2	1,035.0
Additional paid-in-capital	–	–	–	–	16.6	16.6
Deficit	(235.1)	(162.8)	(35.2)	–	(1,556.0)	(582.0)
Accumulated other comprehensive income (loss)	(5.4)	30.8	6.6	–	(89.4)	(46.1)
	(95.6)	12.9	116.3	144.9	(593.6)	423.5
Non-controlling interest (deficit)	–	–	6.3	7.9	(23.7)	(20.1)
	(95.6)	12.9	122.6	152.8	(617.3)	403.4
	$668.7	$700.1	$978.8	$1,040.1	$737.6	$1,696.2

Schedule of Condensed Income Statement [Table Text Block]
Supplemental Consolidating Statement of Earnings (Loss)

For the year ended December 31, 2014 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$1,109.3	$–	$–	$1,109.3
Operating expenses
Cost of sales, excluding depreciation and amortization	17.6	1,010.6	–	–	1,028.2
Depreciation and amortization	34.7	9.9	–	–	44.6
Selling, general and administrative	18.9	14.1	–	–	33.0
Restructuring	–	0.5	–	–	0.5
Impairment and other closure costs	14.6	1.9	–	–	16.5
	85.8	1,037.0	–	–	1,122.8
Operating earnings (loss)	(85.8)	72.3	–	–	(13.5)
Interest expense, net	(16.2)	(19.3)	–	–	(35.5)
Foreign exchange loss on long-term debt	(24.1)	–	–	–	(24.1)
Equity earnings in Partnership	57.3	–	–	(57.3)	–
Other income (expense), net	(3.5)	(6.0)	0.1	10.6	1.2
Income (loss) before income taxes	(72.3)	47.0	0.1	(46.7)	(71.9)
Income tax expense	-	0.4	–	–	0.4
Net earnings (loss) attributable to the company	$(72.3)	$46.6	$0.1	$(46.7)	$(72.3)

Supplemental Consolidating Statement of Earnings (Loss)

For the year ended December 31, 2013 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$1,051.4	$5.6	$(5.6)	$1,051.4
Operating expenses
Cost of sales, excluding depreciation and amortization	17.5	957.7	1.3	(5.6)	970.9
Depreciation and amortization	36.7	8.7	1.6	–	47.0
Selling, general and administrative	18.2	15.0	–	–	33.2
Restructuring	0.9	0.3	–	–	1.2
Impairment and other closure costs	86.9	–	–	–	86.9
	160.2	981.7	2.9	(5.6)	1,139.2
Operating earnings (loss)	(160.2)	69.7	2.7	–	(87.8)
Interest expense, net	(17.7)	(17.6)	(2.1)	–	(37.4)
Foreign exchange loss on long-term debt	(18.8)	–	–	–	(18.8)
Equity earnings in Partnership	60.7	–	–	(60.7)	–
Other income (expense), net	6.8	(18.3)	14.2	12.2	14.9
Earnings (loss) before reorganization items and income taxes	(129.2)	33.8	14.8	(48.5)	(129.1)
Reorganization items, net	(1.2)	–	–	–	(1.2)
Income (loss) before income taxes	(130.4)	33.8	14.8	(48.5)	(130.3)
Income tax expense (recovery)	-	0.1	(0.2)	0.2	0.1
Earnings (loss) from continuing operations	(130.4)	33.7	15.0	(48.7)	(130.4)
Earnings from discontinued operations, net of tax	3.1	3.1	–	(3.1)	3.1
Net earnings (loss)	(127.3)	36.8	15.0	(51.8)	(127.3)
Net earnings attributable to non-controlling interest	(0.3)	–	–	–	(0.3)
Net earnings (loss) attributable to the company	$(127.6)	$36.8	$15.0	$(51.8)	$(127.6)

Supplemental Consolidating Statement of Earnings (Loss)

For the three months ended December 31, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$260.6	$4.6	$(4.7)	$260.5
Operating expenses
Cost of sales, excluding depreciation and amortization	4.4	243.9	2.0	(4.7)	245.6
Depreciation and amortization	8.8	2.2	1.9	–	12.9
Selling, general and administrative	4.6	3.1	–	–	7.7
	17.8	249.2	3.9	(4.7)	266.2
Operating earnings (loss)	(17.8)	11.4	0.7	–	(5.7)
Interest expense, net	(4.6)	(3.7)	(3.3)	–	(11.6)
Foreign exchange loss on long-term debt	(3.2)	–	–	–	(3.2)
Equity earnings in Partnership	8.8	–	–	(8.8)	–
Other income (expense), net	1.4	(1.1)	(0.2)	–	0.1
Earnings (loss) before reorganization items and income taxes	(15.4)	6.6	(2.8)	(8.8)	(20.4)
Reorganization items, net	(10.6)	8.7	(1.3)	–	(3.2)
Income (loss) before income taxes	(26.0)	15.3	(4.1)	(8.8)	(23.6)
Income tax expense (recovery)	0.7	0.6	(1.1)	–	0.2
Earnings (loss) from continuing operations	(26.7)	14.7	(3.0)	(8.8)	(23.8)
Earnings (loss) from discontinued operations, net of tax	(12.9)	(11.5)	(1.4)	12.9	(12.9)
Net earnings (loss)	(39.6)	3.2	(4.4)	4.1	(36.7)
Net (earnings) loss attributable to non-controlling interest	1.5	–	–	–	1.5
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(38.1)	3.2	(4.4)	4.1	(35.2)
Equity in earnings (loss) of subsidiaries	2.9	–	–	(2.9)	–
Net earnings (loss) attributable to the company	$(35.2)	$3.2	$(4.4)	$1.2	$(35.2)

Supplemental Consolidating Statement of Earnings (Loss)

For the nine months ended September 30, 2012 (predecessor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$797.7	$15.6	$(15.6)	$797.7
Operating expenses
Cost of sales, excluding depreciation and amortization	13.2	715.3	5.1	(15.6)	718.0
Depreciation and amortization	15.4	4.1	3.9	–	23.4
Selling, general and administrative	13.8	12.4	–	–	26.2
Restructuring	5.3	–	–	–	5.3
	47.7	731.8	9.0	(15.6)	772.9
Operating earnings (loss)	(47.7)	65.9	6.6	–	24.8
Interest expense, net	(30.5)	(20.0)	(9.8)	–	(60.3)
Foreign exchange loss on long-term debt	24.0	–	–	–	24.0
Equity earnings in Partnership	79.8	–	–	(79.8)	–
Other income (expense), net	(53.1)	54.6	51.6	(55.7)	(2.6)
Earnings (loss) before reorganization items and income taxes	(27.5)	100.5	48.4	(135.5)	(14.1)
Reorganization items, net	512.9	98.4	55.6	–	666.9
Income (loss) before income taxes	485.4	198.9	104.0	(135.5)	652.8
Income tax expense (recovery)	8.4	(21.4)	11.9	–	(1.1)
Earnings (loss) from continuing operations	477.0	220.3	92.1	(135.5)	653.9
Earnings (loss) from discontinued operations, net of tax	(3.6)	(4.1)	0.5	3.6	(3.6)
Net earnings (loss)	473.4	216.2	92.6	(131.9)	650.3
Net (earnings) loss attributable to non-controlling interest	(31.9)	–	–	–	(31.9)
Net earnings (loss) before equity in earnings (loss) of subsidiaries	$441.5	$216.2	$92.6	$(131.9)	$618.4
Equity in earnings (loss) of subsidiaries	176.9	–	–	(176.9)	–
Net earnings (loss) attributable to the company	$618.4	$216.2	$92.6	$(308.8)	$618.4

CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)

(In millions of Canadian dollars)

	Successor			Predecessor
	Year ended December 31,		Three months ended December 31,	Nine months ended September 30,	Years ended December 31,
	2014	2013	2012	2012	2011	2010
Sales	$1,109.3	$1,051.4	$260.5	$797.7	$1,079.7	$1,051.4
Operating expenses
Cost of sales, excluding depreciation and amortization	1,028.2	970.9	245.6	718.0	970.7	930.1
Depreciation and amortization	44.6	47.0	12.9	23.4	105.5	109.7
Selling, general and administrative	33.0	33.2	7.7	26.2	40.3	43.4
Restructuring	0.5	1.2	–	5.3	5.9	25.3
Impairment and other closure costs	16.5	86.9	–	–	661.8	294.5
	1,122.8	1,139.2	266.2	772.9	1,784.2	1,403.0
Operating earnings (loss)	(13.5)	(87.8)	(5.7)	24.8	(704.5)	(351.6)
Interest expense, net	(35.5)	(37.4)	(11.6)	(60.3)	(73.2)	(71.9)
Foreign exchange gain (loss) on long-term debt	(24.1)	(18.8)	(3.2)	24.0	(9.7)	27.6
Other income (expense), net	1.2	14.9	0.1	(2.6)	(2.1)	(2.6)
Loss before reorganization items and income taxes	(71.9)	(129.1)	(20.4)	(14.1)	(789.5)	(398.5)
Reorganization items, net	–	(1.2)	(3.2)	666.9	–	–
Income (loss) before income taxes	(71.9)	(130.3)	(23.6)	652.8	(789.5)	(398.5)
Income tax expense (recovery)	0.4	0.1	0.2	(1.1)	(8.4)	(19.8)
Earnings (loss) from continuing operations	(72.3)	(130.4)	(23.8)	653.9	(781.1)	(378.7)
Gain (loss) from discontinued operations, net of tax	–	3.1	(12.9)	(3.6)	(195.5)	(19.5)
Net earnings (loss)	(72.3)	(127.3)	(36.7)	650.3	(976.6)	(398.2)
Net (earnings) loss attributable to non-controlling interest	–	(0.3)	1.5	(31.9)	2.6	1.3
Net earnings (loss) attributable to the Company	$(72.3)	$(127.6)	$(35.2)	$618.4	$(974.0)	$(396.9)

Schedule of Condensed Cash Flow Statement [Table Text Block]
Supplemental Consolidating Statement of Cash Flows

For the year ended December 31, 2014 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided by operating activities	$13.2	$64.9	$–	$(56.8)	$21.3
Investing
Additions to property, plant and equipment	(14.0)	(7.9)	–	–	(21.9)
Proceeds from sale of property, plant and equipment	–	4.4	–	–	4.4
Proceeds from sale of non-core assets	0.2	0.1	–	–	0.3
Decrease in other assets	(5.4)	3.4	–	–	(2.0)
Cash flows used by investing activities	(19.2)	–	–	–	(19.2)
Financing
Increase (decrease) in advances to related companies	8.7	(65.5)	–	56.8	–
Increase in revolving loan	18.8	–	–	–	18.8
Proceeds from secured term loan	18.5	–	–	–	18.5
Redemption of Floating Rate Note	(21.8)	–	–	–	(21.8)
Purchase of long-term debt	(14.5)	–	–	–	(14.5)
Deferred financing costs	(2.3)	–	–	–	(2.3)
Decrease in other long-term debt	(2.0)	–	–	–	(2.0)
Cash flows provided (used) by financing activities	5.4	(65.5)	–	56.8	(3.3)
Cash and cash equivalents, decrease in the period	(0.6)	(0.6)	–	–	(1.2)
Cash and cash equivalents, beginning of period	1.3	10.6	0.2	–	12.1
Cash and cash equivalents, end of period	$0.7	$10	$0.2	$–	$10.9

Supplemental Consolidating Statement of Cash Flows

For the year ended December 31, 2013 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided (used) by operating activities	$52.5	$34.3	$(22.9)	$(71.4)	$(7.5)
Investing
Additions to property, plant and equipment	(16.5)	(6.7)	(0.2)	–	(23.4)
Proceeds from sale of property, plant and equipment	–	0.8	–	–	0.8
Proceeds from sale of non-core assets	6.6	(7.3)	39.9	12.2	51.4
Decrease in restricted cash	0.7	2.4	–	–	3.1
Decrease in other assets	0.2	(0.7)	–	–	(0.5)
Cash flows provided (used) by investing activities	(9.0)	(11.5)	39.7	12.2	31.4
Financing
Increase (decrease) in advances to related companies	(12.7)	(23.0)	(23.5)	59.2	–
Decrease in revolving loan	(13.4)	–	–	–	(13.4)
Purchase of Floating Rate Notes	(15.8)	–	–	–	(15.8)
Decrease in long-term debt	(1.1)	–	–	–	(1.1)
Cash flows provided (used) by financing activities	(43.0)	(23.0)	(23.5)	59.2	(30.3)
Cash and cash equivalents, increase (decrease) in the period	0.5	(0.2)	(6.7)	–	(6.4)
Cash and cash equivalents, beginning of period	0.8	10.8	6.9	–	18.5
Cash and cash equivalents, end of period	$1.3	$10.6	$0.2	$–	$12.1

Supplemental Consolidating Statement of Cash Flows

For the three months ended December 31, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided (used) by operating activities	$(90.5)	$160.9	$(22.2)	$3.9	$52.1
Investing
Additions to property, plant and equipment	(4.2)	(3.2)	(3.0)	–	(10.4)
Proceeds from sale of property, plant and equipment	–	0.8	–	–	0.8
Decrease in restricted cash	2.9	0.5	–	–	3.4
Cash flows provided (used) by investing activities	(1.3)	(1.9)	(3.0)	–	(6.2)
Financing
Increase (decrease) in advances to related companies	132.3	(153.8)	25.4	(3.9)	–
Decrease in revolving loan	(40.0)	–	–	–	(40.0)
Distribution received (paid)	–	0.4	(0.4)	–	–
Cash flows provided (used) by financing activities	92.3	(153.4)	25.0	(3.9)	(40.0)
Cash and cash equivalents, increase (decrease) in the period	0.5	5.6	(0.2)	–	5.9
Cash and cash equivalents, beginning of the period	0.3	5.2	7.1	–	12.6
Cash and cash equivalents, end of period	$0.8	$10.8	$6.9	$–	$18.5

Supplemental Consolidating Statement of Cash Flows

For the nine months ended September 30, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided (used) by operating activities	$119.1	$27.5	$38.2	$(228.8)	$(44.0)
Investing
Additions to property, plant and equipment	(4.9)	(4.6)	(2.7)	–	(12.2)
Proceeds from sale of property, plant and equipment	5.5	6.0	–	–	11.5
Increase in restricted cash	(3.6)	(2.8)	–	–	(6.4)
Decrease in other assets	2.6	1.0	0.1	–	3.7
Cash flows (used) by investing activities	(0.4)	(0.4)	(2.6)	–	(3.4)
Financing
Increase (decrease) in advances to related companies	(155.0)	(95.4)	21.6	228.8	–
Increase in revolving loan	16.0	–	–	–	16.0
Proceeds on issuance of senior secured notes	33.1	–	–	–	33.1
Deferred financing costs	(9.3)	–	–	–	(9.3)
DIP financing costs	(3.8)	–	–	–	(3.8)
Decrease in other long-term debt	(0.7)	(0.2)	–	–	(0.9)
Share issuance costs	(0.2)	–	–	–	(0.2)
Distribution received (paid)	–	56.3	(56.3)	–	–
Cash flows provided (used) by financing activities	(119.9)	(39.3)	(34.7)	228.8	34.9
Cash and cash equivalents, increase (decrease) in the period	(1.2)	(12.2)	0.9	–	(12.5)
Cash and cash equivalents, beginning of the period	1.5	17.4	6.2	–	25.1
Cash and cash equivalents, end of period	$0.3	$5.2	$7.1	$–	$12.6

CONSOLIDATED STATEMENTS OF CASH FLOWS

(In millions of Canadian dollars)

	Successor			Predecessor
	Years ended December 31,		Three months ended December 31,	Nine months ended September 30,	Years ended December 31,
	2014	2013	2012	2011	2011	2010
Cash flows provided (used) by:
Operations
Net earnings (loss)	$(72.3)	$(127.3)	$(36.7)	$650.3	$(976.6)	$(398.2)
Items not requiring (providing) cash:
Depreciation and amortization	44.6	47.0	12.9	23.4	112.4	119.3
Impairment and other closure costs	16.5	86.9	8.2	3.3	823.6	294.5
Deferred income taxes	–	–	0.1	(0.7)	(7.6)	(16.1)
Settlement gain on special pension portability election	–	(2.6)	–	–	–	–
Foreign exchange loss (gain) on long-term debt	24.1	18.8	3.2	(24.0)	9.7	(27.6)
Non-cash reorganization items		0.5	2.4	(707.4)	–	–
Non-cash interest on compromised notes	–	–	–	48.4	–	–
Gain on cancellation of long-term debt	–	–	–	–	–	(0.6)
Employee future benefits, expense over (under) cash contributions	(8.8)	(7.0)	(3.4)	(8.4)	(8.0)	(2.4)
Decrease in other long-term obligations	(0.4)	(0.2)	(0.1)	–	(3.1)	(4.2)
Loss (gain) on disposal of property, plant and equipment	–	(0.6)	0.4	(6.7)	(0.1)	(7.2)
Gain on disposal of non-core assets	(2.4)	(12.3)	–	–	–	–
Other	4.0	4.1	0.2	2.6	(1.8)	10.9
Changes in non-cash working capital	16.0	(14.8)	64.9	(24.8)	(20.0)	(12.5)
Cash flows provided (used) by operating activities	21.3	(7.5)	52.1	(44.0)	(71.5)	(44.1)
Investing
Additions to property, plant and equipment	(21.9)	(23.4)	(10.4)	(12.2)	(19.7)	(11.2)
Proceeds from sale of property, plant and equipment	4.4	0.8	0.8	11.5	1.2	7.9
Proceeds from sale of non-core assets	0.3	51.4	–	–	–	–
Decrease (increase) in restricted cash	–	3.1	3.4	(6.4)	–	–
Decrease (increase) in other assets	(2.0)	(0.5)	–	3.7	0.8	(1.2)
Cash flows provided (used) by investing activities	(19.2)	31.4	(6.2)	(3.4)	(17.7)	(4.5)
Financing
Share issue costs	–	–	–	(0.2)	–	–
Increase (decrease) in revolving loan	18.8	(13.4)	(40.0)	16.0	48.0	(14.5)
Repayment of long-term debt	–	–	–	–	(25.8)	–
Purchase of long-term debt	(14.5)	(15.8)	–	–	–	–
Proceeds from (repayment of) Term Loan	18.5	–	–	–	–	–
Redemption of Floating Rate Notes	(21.8)	–	–	–	–	–
Proceeds on issuance of senior secured notes	–	–	–	33.1	–	98.4
Note exchange costs	–	–	–	–	–	(8.3)
Settlement on purchase of debt securities	–	–	–	–	–	(9.2)
Deferred financing costs	(2.3)	–	–	(9.3)	(2.4)	(4.5)
DIP financing costs	–	–	–	(3.8)	–	–
Decrease in other long-term debt	(2.0)	(1.1)	–	(0.9)	(0.9)	(1.0)
Cash flows provided (used) by financing activities	(3.3)	(30.3)	(40.0)	34.9	18.9	60.9
Cash and cash equivalents, increase (decrease) in the year	(1.2)	(6.4)	5.9	(12.5)	(70.3)	12.3
Cash and cash equivalents, beginning of year	12.1	18.5	12.6	25.1	95.4	83.1
Cash and cash equivalents, end of year	$10.9	$12.1	$18.5	$12.6	$25.1	$95.4